Stockholders' Deficit (Details) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Deficit
Number of shares of common stock reserved	48,492	13,575
Conversion of Series A Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		63
Conversion of Series B Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		1,600
Conversion of Series C Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved		10,147
Conversion of Series A-1 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	10,000
Conversion of Series A-2 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	9,832
Conversion of Series A-3 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	1,422
Conversion of Series A-4 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	40
Conversion of Series A-5 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	70
Conversion of Series A-6 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	8,000
Stock options and Warrants
Stockholders' Deficit
Number of shares of common stock reserved	19,128	1,765